Retirement Benefit Obligations - Rates of Increase in the Cost of Covered Health Care Benefits (Details) - Other post-retirement benefits	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
2023		6.00%
2024	7.50%	5.50%
2025	7.50%	5.30%
2026	7.30%	4.80%
2027	7.00%	4.50%
2028	6.80%	4.50%
2029	6.30%	4.50%
2030	6.00%	4.50%
2031	5.80%	4.50%
2032	5.50%	4.50%
2033	5.30%	4.50%
2034	5.00%	4.50%
2035	4.80%	4.50%
2036 and thereafter	4.50%	4.50%